Employee benefit plans - Schedule of Weighted-Average Assumptions Used to Determine PBO (Detail)	Mar. 31, 2014	Mar. 31, 2013
Employee benefit plans
Discount rate	1.40%	1.50%
Rate of increase in compensation levels	2.50%	2.50%